Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transactions
Amounts due from related parties (i)	¥ 4,240,069	$ 649,819	¥ 2,365,528
Amounts due to related parties	3,385,863	518,906	1,502,892
Tencent Group
Related Party Transactions
Amounts due from related parties (i)	3,177,536	486,979	1,905,793
Amounts due to related parties	3,370,928	516,617	1,502,892
Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from related parties (i)	697,632	106,917	¥ 459,632
Shanghai Fufeitong
Related Party Transactions
Amounts due from related parties (i)	364,517	55,865
Amounts due to related parties	¥ 14,935	$ 2,289